Average Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund Participant)	Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. 3-10 Year Government Float Adjusted Index Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.74%)	(2.64%)
Since Inception	2.55%	2.68%